SIGNIFICANT ACCOUNTING POLICIES: (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation
The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to the fair value of share-based compensation.

Functional currency
c.	Functional currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of Foamix and the subsidiary are conducted. Almost all Company revenues and operational expenses are in dollars and the Company’s financing has been provided in dollars.  Accordingly, the functional currency of the Company is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) - historical exchange rates.  Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Principles of consolidation
d.	Principles of consolidation
The consolidated financial statements include the accounts of Foamix and its subsidiary. Intercompany balances and transactions have been eliminated upon consolidation.
Cash and cash equivalents
e.
Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Bank deposits
f.
Bank deposits

Bank deposits with original maturity dates of more than three months but less than one year are included in short-term deposits. Bank deposits with maturity of more than one year are considered long-term. The interest rates on the Company’s deposits range between 1.3%-1.6%. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Marketable securities
g.	Marketable securities

The Company invests in debt and equity securities classified as available for sale in accordance with ASC 320, Investments - Debt and Equity Securities.

Management determines the appropriate classification of its investments in securities at the time of purchase and reevaluates such determinations at each balance sheet date. Classifications of debt securities in the balance sheet are determined based on the maturity date of the securities.

Unrealized gains of available for sale securities, net of taxes, are reflected in other comprehensive income (loss). Unrealized losses considered to be temporary are reflected in other comprehensive income (loss); unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses for both debt and equity securities are included in financial expense (income), net.

For equity securities, the Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income or loss.

Derivatives
h.	Derivatives

The Company purchases foreign exchange derivative financial instruments (written and purchased currency options). The transactions are designed to hedge the Company’s currency exposure.

The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheet at their fair value. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are reported as a component of other comprehensive income or loss and reclassified into earnings in the same line-item associated with the forecasted transaction and in the same periods during which the hedged transaction impacts earnings.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Property and equipment
i.	Property and equipment:

1)	Property and equipment are stated at cost, net of accumulated depreciation and amortization.

2)	The Company’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful life. Annual rates of depreciation are as follows:

%
Computers	15-33 (mainly 33)
Laboratory equipment	7-20
Office furniture and equipment	7-15
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the expected lease term, which is shorter than the estimated useful life of the improvements.

Impairment of long-lived assets
j.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

For the three years ended December 31, 2016, the Company did not recognize an impairment loss for its long-lived assets.

Allowance for doubtful accounts
k.	Allowance for doubtful accounts

The Company performs ongoing credit evaluations to estimate the need for maintaining reserves for potential credit losses. An allowance for doubtful accounts is recognized on a specific basis with respect to those amounts that the Company has determined to be doubtful of collection. No allowance for doubtful accounts was recorded in the years ended December 31, 2016, December 31, 2015 and December 31, 2014.

Contingencies
l.	Contingencies

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantees are disclosed.

Share-based compensation
m.	Share-based compensation

The Company accounts for employees’ and directors’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures.  The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the straight-line method based on the multiple-option award approach.

When options and restricted share units (hereinafter “RSUs”) are granted as consideration for services provided by consultants and other non-employees, the grant is accounted for based on the fair value of the consideration received or the fair value of the awards issued, whichever is more reliably measurable. The fair value of the awards granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

Revenue recognition
n.	Revenue recognition

The Company's revenues are derived from development and license agreements for development of products combining the Company's foam technology with a drug selected by the licensee.

The significant deliverables in the agreements between the Company and its licensees are the obligation of the Company to provide development services and the grant of an exclusive license to the specific product developed.

These deliverables are combined into one single unit of accounting for revenue recognition purposes since:

•	Each element does not have value on a stand-alone basis.

•
In order to develop the combined formulation in the licensed product, the use of the Company’s propriety technology is required. Therefore, the Company is the only party capable of performing the level and type of development services required under the agreement.

The Company’s development and license agreements entitle the Company to:

•	Development payments, including upfront payments, cost reimbursements and payments contingent only upon passage of time (together - “Development Service Payments”).

•	Payments contingent solely upon performance or achievement of clinical results by the Company’s licensees (“Contingent Payments”).

•	Royalties, calculated as a percentage of sales of the developed products made by the Company's licensees.

Revenues from Development Service Payments under development and license agreements are recognized as the services are provided. When the Company receives a portion of the Development Service Payment before performance of such services, these advances are recorded as deferred revenues and recognized as revenues as services are performed.

Contingent Payments are recognized when the licensee’s performance or achievement event occurs.

Royalties are recognized when subsequent sales are made by the licensees.

Research and development costs
o.	Research and development costs

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Income taxes:
p.	Income taxes:

1)	Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. Given the Company’s losses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

2)	Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Loss per share
q.	Loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the year divided by the weighted average number of common shares outstanding during the year. Diluted net loss per share is based upon the weighted average number of common shares and of common shares equivalents outstanding when dilutive. Common share equivalents include outstanding stock options and warrants which are included under the treasury share method when dilutive.

The following share options, RSUs and warrants were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive for the periods presented (share data):

	Year ended December 31
	2016	2015	2014
Outstanding share options and RSUs	2,698,875	2,124,951	1,171,125
Warrants	1,807,800	2,064,937	2,716,956

Fair value measurement
r.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data of similar or identical assets or liabilities.
Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Concentration of credit risks
s.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, bank deposits, marketable securities and certain receivables. The Company deposits cash and cash equivalents with highly rated financial institutions and, as a matter of policy, limits the amounts of credit exposure to any single financial institution. In addition, all marketable securities carry a high rating or are government insured. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

Comprehensive loss
t.	Comprehensive loss

Comprehensive loss includes, in addition to net loss, unrealized holding gains and losses on available-for-sale securities and derivative instruments designated as cash flow hedge (net of related taxes where applicable).

Reclassification adjustments for gain or loss of available for sales securities are included in finance expenses net in the statement of income.

Newly issued and recently adopted accounting pronouncements
u.	Newly issued and recently adopted accounting pronouncements:

   Accounting pronouncements adopted in 2016:

1)
In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230) Restricted Cash”. The new guidance requires that the reconciliation of the beginning-of-period and end-of-period amounts shown in the statement of cash flows include restricted cash and restricted cash equivalents. If restricted cash is presented separately from cash and cash equivalents on the balance sheet, companies will be required to reconcile the amounts presented on the statement of cash flows to the amounts on the balance sheet. Companies will also need to disclose information about the nature of the restrictions. The guidance is effective for annual an interim reporting periods beginning after December 15, 2017, and early adoption is permitted. The Company has chosen to adopt this guidance starting from the year ended December 31, 2016.

Accounting pronouncements that are not yet effective and have not been early adopted by the Company:

1)
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which impacts virtually all aspects of an entity’s revenue recognition. The core principle of Topic 606 is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In July 2015, the FASB deferred the effective date of the standard by one year which results in the new standard being effective for the Company at the beginning of its first quarter of fiscal year 2018. In addition, during March, April and May 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing and ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, respectively, which clarified the guidance on certain items such as reporting revenue as a principal versus agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability and presentation of sales taxes. The Company is currently evaluating the impact of this new standard, however it is not expected to have a material impact on the Company’s consolidated financial statements.

2)
In January 2016, the FASB issued ASU No. 2016-01, "Financial Instruments—Overall (Subtopic 825-10)." This standard makes several modifications to Subtopic 825-10 including the elimination of the available-for-sale classification of equity investments, and requires equity investments with readily determinable fair values to be measured at fair value with changes in fair value recognized in net income. It is effective for interim and annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of the amended guidance on its consolidated financial statements.

3)
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes the existing guidance for lease accounting, Leases (Topic 840). ASU 2016-02 requires lessees to recognize leases on their balance sheets, and leaves lessor accounting largely unchanged. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted for all entities. ASU 2016-02 requires a modified retrospective approach for all leases existing at, or entered into after, the date of initial application, with an option to elect to use certain transition relief. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

4)
In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718). ASU No. 2016-09 identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted but all of the guidance must be adopted in the same period. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

5)
In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments.” This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that aren’t measured at fair value through net income. In issuing the standard, the FASB is responding to criticism that today’s guidance delays recognition of credit losses. The standard will replace today’s “incurred loss” approach with an “expected loss” model. The new model, referred to as the current expected credit loss (“CECL”) model, will apply to: (1) financial assets subject to credit losses and measured at amortized cost, and (2) certain off-balance sheet credit exposures. This includes, but is not limited to, loans, leases, held-to-maturity securities, loan commitments, and financial guarantees. The CECL model does not apply to available-for-sale (“AFS”) debt securities. For AFS debt securities with unrealized losses, entities will measure credit losses in a manner similar to what they do today, except that the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. As a result, entities will recognize improvements to estimated credit losses immediately in earnings rather than as interest income over time, as they do today. The ASU also simplifies the accounting model for purchased credit-impaired debt securities and loans. ASU 2016-13 also expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance for loan and lease losses. In addition, entities will need to disclose the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by the year of origination. ASU No. 2016-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption is permitted for interim and annual reporting periods beginning after

December 15, 2018. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (i.e., modified retrospective approach). The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

6)
In August 2016, the FASB issued ASU No. 2016-15 “Statement of Cash Flows Topic 230: Classification of Certain Cash Receipts and Cash Payments.” ASU No. 2016-15 issued guidance to clarify how certain cash receipts and cash payments should be presented in the statement of cash flows. ASU 2014-15 is effective for annual and interim reporting periods beginning on or after December 15, 2016, and early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.